Bright Rock Quality Large Cap Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.26%
Aerospace & Defense - 3.16%
Raytheon Technologies Corp.	122,726	$8,801,909
Banks - 3.25%
JPMorgan Chase & Co.	60,000	7,072,800
Wells Fargo & Co.	72,000	1,969,200
		9,042,000
Beverages - 3.11%
PepsiCo, Inc.	60,000	8,653,800
Capital Markets - 3.59%
BlackRock, Inc.	5,500	3,840,925
T. Price Rowe Group, Inc.	43,000	6,166,630
		10,007,555
Chemicals - 10.55%
Ecolab, Inc.	28,500	6,331,275
Linde PLC	37,000	9,487,540
The Scotts Miracle-Gro Co.	34,641	6,088,848
The Sherwin-Williams Co.	10,000	7,476,300
		29,383,963
Diversified Telecommunication Services - 2.15%
Verizon Communications Inc.	99,000	5,980,590
Electric Utilities - 4.96%
Evergy, Inc.	90,000	4,986,900
NextEra Energy, Inc.	120,000	8,830,800
		13,817,700
Food & Staples Retailing - 2.91%
Walmart, Inc.	53,000	8,097,870
Food Products - 1.48%
McCormick & Co., Inc.	22,000	4,113,560
Health Care Providers & Services - 2.97%
CVS Health Corp.	122,000	8,270,380
Health Care Technology - 1.99%
Cerner Corp.	74,000	5,538,160
Hotels, Restaurants & Leisure - 2.43%
Starbucks Corp.	69,000	6,763,380
Household Products - 2.27%
Colgate-Palmolive Co.	74,000	6,337,360

Industrial Conglomerates - 2.36%
3M Co.	38,000	6,563,740
Interactive Media & Services - 8.19%
Alphabet, Inc. - Class A (a)	5,900	10,350,960
Facebook, Inc. - Class A (a)	45,000	12,463,650
		22,814,610
IT Services - 4.48%
Automatic Data Processing, Inc.	33,000	5,738,040
Mastercard, Inc. - Class A	20,000	6,730,200
		12,468,240
Life Sciences Tools & Services - 1.59%
Thermo Fisher Scientific, Inc.	9,500	4,417,310
Machinery - 1.97%
Otis Worldwide Corp.	82,000	5,489,080
Multi-Utilities - 2.52%
Sempra Energy	55,000	7,011,400
Oil, Gas & Consumable Fuels - 2.36%
EOG Resources, Inc.	140,000	6,563,200
Pharmaceuticals - 3.09%
Johnson & Johnson	59,500	8,608,460
Road & Rail - 2.45%
Union Pacific Corp.	33,500	6,836,680
Software - 2.92%
Microsoft Corp.	38,000	8,134,660
Specialty Retail - 7.70%
O'Reilly Automotive, Inc. (a)	19,500	8,627,580
The Home Depot, Inc.	30,000	8,322,300
The TJX Companies, Inc.	70,547	4,480,440
		21,430,320
Water Utilities - 1.81%
Essential Utilities, Inc.	111,500	5,048,720
TOTAL COMMON STOCKS (Cost $143,204,887)		240,194,647

EXCHANGE TRADED FUNDS - 13.09%
Energy Select Sector SPDR Fund	250,000	9,190,000
Invesco KBW Bank ETF	165,000	7,703,850
iShares U.S. Energy ETF	300,000	5,874,000
Technology Select Sector SPDR Fund	55,000	6,791,400
VanEck Vectors Oil Services ETF	50,000	6,895,000
TOTAL EXCHANGE TRADED FUNDS (Cost $27,600,266)		36,454,250

MONEY MARKET FUNDS - 0.69%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.020% (b)	1,913,243	1,913,243
TOTAL MONEY MARKET FUNDS (Cost $1,913,243)		1,913,243

Total Investments (Cost $172,718,396) - 100.04%		278,562,140
Liabilities in Excess of Other Assets - (0.04%)		(109,437)
TOTAL NET ASSETS - 100.00%		$278,452,703

(a)	Non-income producing security.
(b)	Seven day yield as of November 30, 2020.

Abbreviations:
PLC	Public Limited Company.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

Bright Rock Mid Cap Growth Fund
Schedule of Investments
November 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.81%
Auto Components - 2.81%
Gentex Corp.	71,000	$2,314,600
Beverages - 5.62%
Brown-Forman Corp. - Class B	29,500	2,379,470
Monster Beverage Corp. (a)	26,500	2,246,670
		4,626,140
Capital Markets - 6.63%
FactSet Research Systems, Inc.	6,000	2,002,560
Morningstar, Inc.	10,000	2,001,000
SEI Investments Co.	27,600	1,455,900
		5,459,460
Chemicals - 6.33%
International Flavors & Fragrances, Inc.	12,500	1,401,250
The Sherwin-Williams Co.	5,100	3,812,913
		5,214,163
Commercial Services & Supplies - 8.07%
Copart, Inc. (a)	41,000	4,733,450
Rollins, Inc.	33,500	1,915,530
		6,648,980
Containers & Packaging - 1.15%
AptarGroup, Inc.	7,500	947,400
Electrical Equipment - 2.88%
AMETEK, Inc.	20,000	2,370,600
Electronic Equipment, Instruments & Components - 6.09%
Amphenol Corp. - Class A	17,000	2,223,770
IPG Photonics Corp. (a)	13,500	2,794,635
		5,018,405
Energy Equipment & Services - 1.13%
Cactus, Inc.	40,000	928,000
Food Products - 3.59%
The Hershey Co.	20,000	2,957,800

Health Care Equipment & Supplies - 12.80%
Edwards Lifesciences Corp. (a)	25,000	2,097,250
IDEXX Laboratories, Inc. (a)	9,000	4,148,820
ResMed, Inc.	15,500	3,248,800
Varian Medical Systems, Inc. (a)	6,000	1,043,880
		10,538,750
Household Products - 2.56%
Church & Dwight Co., Inc.	24,000	2,106,480
IT Services - 4.97%
FleetCor Technologies, Inc. (a)	3,550	941,496
Jack Henry & Associates, Inc.	19,600	3,152,856
		4,094,352
Multiline Retail - 3.98%
Dollar General Corp.	15,000	3,278,700
Oil, Gas & Consumable Fuels - 9.51%
Cabot Oil & Gas Corp.	90,000	1,576,800
Cheniere Energy, Inc. (a)	63,000	3,571,470
ONEOK, Inc.	74,850	2,684,869
		7,833,139
Road & Rail - 1.73%
JB Hunt Transport Services, Inc.	10,500	1,420,440
Semiconductors & Semiconductor Equipment - 3.85%
Analog Devices, Inc.	8,800	1,223,904
SolarEdge Technologies, Inc. (a)	7,000	1,945,860
		3,169,764
Software - 5.71%
ANSYS, Inc. (a)	6,000	2,028,360
Tyler Technologies, Inc. (a)	6,250	2,672,500
		4,700,860
Specialty Retail - 6.35%
Floor & Decor Holdings, Inc. (a)	31,000	2,482,790
Tractor Supply Co.	19,500	2,745,795
		5,228,585
Trading Companies & Distributors - 3.05%
Fastenal Co.	50,800	2,512,060
TOTAL COMMON STOCKS (Cost $37,735,701)		81,368,678

MONEY MARKET FUNDS - 1.29%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 0.020% (b)	1,064,081	1,064,081
TOTAL MONEY MARKET FUNDS (Cost $1,064,081)		1,064,081

Total Investments (Cost $38,799,782) - 100.10%		82,432,759
Liabilities in Excess of Other Assets - (0.10%)		(82,491)
TOTAL NET ASSETS - 100.00%		$82,350,268

(a) Non-income producing security.
(b) Seven day yield as of November 30, 2020.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of
America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Debt securities are valued at the mean between the bid and ask prices provided by an approved independent pricing service. Forward currency contracts are valued at the mean between the bid and asked prices by approved pricing service.
Commodities futures contracts and options thereon traded on commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)
will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the "composite market" for the day such security is being valued.
The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board of Trustees will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures by the Trust's valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a pricing service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, "Fair Value Measurement" Topic 820 ("ASC 820"), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method.
These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2020:

Bright Rock Mid Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$81,368,678	$-	$-	$81,368,678
Total Equity	81,368,678	-	-	81,368,678
Short-Term Investments	1,064,081	-	-	1,064,081
Total Investments in Securities	$82,432,759	$-	$-	$82,432,759

Bright Rock Quality Large Cap Fund
	Level 1	Level 2	Level 3	Total
Equity
Common Stocks*	$240,194,647	$-	$-	$240,194,647
Exchange Traded Funds	36,454,250	-	-	36,454,250
Total Equity	276,648,897	-	-	276,648,897
Short-Term Investments	1,913,243	-	-	1,913,243
Total Investments in Securities	$278,562,140	$-	$-	$278,562,140

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

The Funds did not hold financial derivative instruments during the period presented.